BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 16,146,000	$ 113,353,000
Prepaid expenses	2,960,000	330,000
Total current assets	21,091,000	113,944,000
Total assets	349,996,000	153,746,000
Liabilities and shareholders’ equity
Total current liabilities	14,720,000	1,345,000
Total liabilities	83,073,000	9,620,000
Commitments and Contingencies (Note 6)
Shareholders’ Deficit:
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 143,750 and no shares issued and outstanding as of December 31, 2021 and 2020, respectively (excluding 14,375,000 and no shares subject to redemption as of December 31, 2021 and 2020, respectively)	206,000	194,000
Additional paid in capital	330,870,000	166,859,000
Accumulated deficit	(62,606,000)	(378,000)
Total shareholders' equity	266,923,000	144,126,000
Total liabilities and shareholders' equity	349,996,000	153,746,000
Agrico Acquisition Corp.
Assets
Cash	664,428	0
Prepaid expenses	6,083
Total current assets	670,511	0
Cash and marketable securities held in Trust Account	146,644,675	0
Deferred offering costs	0	96,594
Total assets	147,315,186	96,594
Liabilities and shareholders’ equity
Accrued offering costs and expenses	129,068	50,000
Due to related party	73,795	56,266
Total current liabilities	202,863	106,266
Deferred underwriters’ fee	5,031,250	0
Total liabilities	5,234,113	106,266
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 14,375,000 Class A ordinary shares at redemption value of $10.20 per share	146,625,000	0
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 143,750 and no shares issued and outstanding as of December 31, 2021 and 2020, respectively (excluding 14,375,000 and no shares subject to redemption as of December 31, 2021 and 2020, respectively)	14	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 3,593,750 issued and outstanding as of March 31, 2022 and December 31, 2021	359	0
Accumulated deficit	(4,544,300)	(9,672)
Total shareholders' equity	(4,543,927)	(9,672)
Total liabilities and shareholders' equity	$ 147,315,186	$ 96,594